Leases (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning	$ 2,338,392	$ 2,180,931
Additions	483,507	404,717
Extensions	86,678	73,586
Modifications	27,885	41,173
Depreciation of right of use assets	(409,935)	(362,015)	$ (320,443)
Disposals	(56,912)
Foreign currency conversion	(35)
Right-of-use assets, ending	2,469,580	2,338,392	2,180,931
Aircraft [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning	2,272,163	2,110,753
Additions	460,120	401,943
Extensions	81,317	64,994
Modifications	(480)	32,167
Depreciation of right of use assets	(384,235)	(337,694)
Disposals	(31,130)
Right-of-use assets, ending	2,397,755	2,272,163	2,110,753
Aircraft Spare Engines [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning	29,488	24,181
Extensions	5,361	7,825
Modifications	27,175	9,006
Depreciation of right of use assets	(12,012)	(11,524)
Disposals	(25,782)
Right-of-use assets, ending	24,230	29,488	24,181
Land and buildings [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning	36,741	45,997
Additions	23,387	2,774
Extensions		767
Modifications	1,190
Depreciation of right of use assets	(13,688)	(12,797)
Foreign currency conversion	(35)
Right-of-use assets, ending	$ 47,595	$ 36,741	$ 45,997